Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,488,961,023.25	39,024		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$297,000,000.00	3.826%		March 15, 2027
Class A-2a Notes	$253,000,000.00	4.02%		January 15, 2029
Class A-2b Notes	$253,000,000.00	4.09859%	*	January 15, 2029
Class A-3 Notes	$469,000,000.00	4.05%		October 15, 2030
Class A-4 Notes	$78,000,000.00	4.16%		April 15, 2032
Class B Notes	$42,630,000.00	4.34%		April 15, 2032
Class C Notes	$28,410,000.00	0.00%		September 15, 2033
Total	$1,421,040,000.00
		* 30-day average SOFR + 0.43%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,026,011.87

Principal:
Principal Collections	$34,289,461.33
Prepayments in Full	$16,506,580.10
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$50,796,041.43
Collections	$56,822,053.30

Purchase Amounts:
Purchase Amounts Related to Principal	$353,302.36
Purchase Amounts Related to Interest	$2,170.15
Sub Total	$355,472.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$57,177,525.81

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$57,177,525.81
Servicing Fee	$1,240,800.85	$1,240,800.85	$0.00	$0.00	$55,936,724.96
Interest - Class A-1 Notes	$694,419.00	$694,419.00	$0.00	$0.00	$55,242,305.96
Interest - Class A-2a Notes	$593,285.00	$593,285.00	$0.00	$0.00	$54,649,020.96
Interest - Class A-2b Notes	$633,687.55	$633,687.55	$0.00	$0.00	$54,015,333.41
Interest - Class A-3 Notes	$1,108,012.50	$1,108,012.50	$0.00	$0.00	$52,907,320.91
Interest - Class A-4 Notes	$189,280.00	$189,280.00	$0.00	$0.00	$52,718,040.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,718,040.91
Interest - Class B Notes	$107,924.95	$107,924.95	$0.00	$0.00	$52,610,115.96
Second Priority Principal Payment	$20,171,957.26	$20,171,957.26	$0.00	$0.00	$32,438,158.70
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$32,438,158.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,438,158.70
Regular Principal Payment	$276,828,042.74	$32,438,158.70	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$57,177,525.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$20,171,957.26
Regular Principal Payment					$32,438,158.70
Total					$52,610,115.96

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$52,610,115.96	$177.14	$694,419.00	$2.34	$53,304,534.96	$179.48
Class A-2a Notes	$0.00	$0.00	$593,285.00	$2.35	$593,285.00	$2.35
Class A-2b Notes	$0.00	$0.00	$633,687.55	$2.50	$633,687.55	$2.50
Class A-3 Notes	$0.00	$0.00	$1,108,012.50	$2.36	$1,108,012.50	$2.36
Class A-4 Notes	$0.00	$0.00	$189,280.00	$2.43	$189,280.00	$2.43
Class B Notes	$0.00	$0.00	$107,924.95	$2.53	$107,924.95	$2.53
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$52,610,115.96	$37.02	$3,326,609.00	$2.34	$55,936,724.96	$39.36

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$297,000,000.00	1.0000000	$244,389,884.04	0.8228616
Class A-2a Notes	$253,000,000.00	1.0000000	$253,000,000.00	1.0000000
Class A-2b Notes	$253,000,000.00	1.0000000	$253,000,000.00	1.0000000
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000
Class A-4 Notes	$78,000,000.00	1.0000000	$78,000,000.00	1.0000000
Class B Notes	$42,630,000.00	1.0000000	$42,630,000.00	1.0000000
Class C Notes	$28,410,000.00	1.0000000	$28,410,000.00	1.0000000
Total	$1,421,040,000.00	1.0000000	$1,368,429,884.04	0.9629777

Pool Information
Weighted Average APR	4.839%	4.843%
Weighted Average Remaining Term	54.98	54.27
Number of Receivables Outstanding	39,024	38,329
Pool Balance	$1,488,961,023.25	$1,437,811,338.56
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,421,049,138.73	$1,372,458,042.74
Pool Factor	1.0000000	0.9656474

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,552,622.85
Yield Supplement Overcollateralization Amount	$65,353,295.82
Targeted Overcollateralization Amount	$93,774,278.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,381,454.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,552,622.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,552,622.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,552,622.85

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		36	$340.90
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$340.90
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0003%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0003%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		36	$340.90
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$340.90
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$9.47
Average Net Loss for Receivables that have experienced a Realized Loss			$9.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.35%	127	$4,979,727.14
61-90 Days Delinquent	0.01%	3	$120,369.05
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.35%	130	$5,100,096.19

Repossession Inventory:
Repossessed in the Current Collection Period		1	$63,099.96
Total Repossessed Inventory		1	$63,099.96

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0078%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0084%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	1

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	40	$2,020,996.10
2 Months Extended	70	$3,616,056.95
3+ Months Extended	12	$482,273.36

Total Receivables Extended	122	$6,119,326.41

IX. CREDIT RISK RETENTION INFORMATION

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)%
Class A notes	$1,350.0	91.9%
Class B notes	$42.6	2.9%
Class C notes	$24.3	1.7%
Residual Interest	$52.5	3.6%
Total	$1,469.4	100.0%

The Depositor must retain a Retained Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, according to Regulation RR.
X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer